SUPPLEMENT DATED SEPTEMBER 14, 2005

TO PROSPECTUS DATED

MAY 1, 2004 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP FLEXIBLE

PREMIUM MODIFIED GUARANTEED,

FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

SCUDDER ZS4

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Scudder ZS4 Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective September 16, 2005, the SVS Index 500 Portfolio will be merged into the Scudder VIT Equity 500 Index Fund (the “Merger”).

As a result of the Merger, all transactions involving the SVS Index 500 Portfolio executed after September 16, 2005, will be processed into or through the Scudder VIT Equity 500 Index Fund. Thus, all Premium Payments, transfers, withdrawals, Automatic Account Rebalancing, Automatic Dollar Cost Averaging, and other transactions that previously involved the SVS Index 500 Portfolio will be processed through the Scudder VIT Equity 500 Index Fund, unless Contractowners instruct us otherwise.

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For use in all states